Note 9 - Derivatives - Note Conversion Feature (Details) - Fair Value Assumptions, Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.13%	0.13%
Dividend Yield	0.00%	0.00%	0.00%
Variant Issuance Date [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Dividend Yield	0.00%
Variant Issuance Date [Member] | Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.12%
Expected life (years)	164 days
Volatility	250.00%
Variant Issuance Date [Member] | Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.13%
Expected life (years)	277 days
Volatility	264.00%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate			0.11%
Expected life (years)	0 years	25 days	3 days
Volatility	224.00%	256.00%	130.00%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate			0.16%
Expected life (years)	262 days	255 days	2 years 36 days
Volatility	273.00%	394.00%	219.00%